Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSAX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRACX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSLX

Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund
Touchstone Strategic Income Fund

May 31, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Strategic Income Fund

Supplement to the Prospectus and Summary Prospectus Dated November 30, 2012 and the

Statement of Additional Information Dated April 26, 2013

Notice of Changes to the Touchstone Strategic Income Fund

At a meeting held on May 23, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved the addition of a breakpoint in the advisory fee schedule for the Touchstone Strategic Income Fund (the “Fund”).  The current advisory fee paid by the Fund to its investment advisor, Touchstone Advisors, Inc. (the “Advisor”), is 0.70% of the Fund’s average daily net assets. Effective immediately, the Fund will pay the Advisor an advisory fee of 0.70% on the first $500 million of the Fund’s average daily net assets and 0.60% on assets over $500 million.

At the Meeting, the Board also approved a change to the name of the Fund.  Effective immediately, the Fund will be renamed the Touchstone Flexible Income Fund.  The name change does not reflect a change in the Fund’s investment goals or investment strategies but highlights the flexible approach in which the Fund’s sub-advisor, Fifth Third Asset Management, Inc., may pursue its investment goals.  Accordingly, all references to the Fund are replaced with “Touchstone Flexible Income Fund”.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Strategic Income Fund
Supplement Text	cik0000711080_SupplementTextBlock

May 31, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Strategic Income Fund

Supplement to the Prospectus and Summary Prospectus Dated November 30, 2012 and the

Statement of Additional Information Dated April 26, 2013

Notice of Changes to the Touchstone Strategic Income Fund

At a meeting held on May 23, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved the addition of a breakpoint in the advisory fee schedule for the Touchstone Strategic Income Fund (the “Fund”).  The current advisory fee paid by the Fund to its investment advisor, Touchstone Advisors, Inc. (the “Advisor”), is 0.70% of the Fund’s average daily net assets. Effective immediately, the Fund will pay the Advisor an advisory fee of 0.70% on the first $500 million of the Fund’s average daily net assets and 0.60% on assets over $500 million.

At the Meeting, the Board also approved a change to the name of the Fund.  Effective immediately, the Fund will be renamed the Touchstone Flexible Income Fund.  The name change does not reflect a change in the Fund’s investment goals or investment strategies but highlights the flexible approach in which the Fund’s sub-advisor, Fifth Third Asset Management, Inc., may pursue its investment goals.  Accordingly, all references to the Fund are replaced with “Touchstone Flexible Income Fund”.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078

Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.